Financial assets and liabilities - Short-term and long-term debt (Details) $ in Thousands, $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2015 MXN ($)
Short-term and long-term debt
Accrued interest		$ 5,972	$ 6,102		$ 16,364
Total financial debt		3,482,714	1,994,283		3,523,198	$ 1,591,019
Less: Short-term maturities	$ 61,590	2,403,562	1,051,237	$ 61,590	1,212,259	1,371,202
Long-term	$ 117,409	1,079,152	943,046	$ 117,409	2,310,939	$ 219,817
Within one year
Short-term and long-term debt
Total financial debt					1,212,259
Between one year and two years
Short-term and long-term debt
Total financial debt					1,508,757
Between two and three years
Short-term and long-term debt
Total financial debt					777,095
Between three and four years
Short-term and long-term debt
Total financial debt					25,087
Revolving line of credit
Short-term and long-term debt
Financial debt excluding accrued interest		$ 2,528,388	$ 1,271,891		3,045,574
Total financial debt					$ 3,059,804
Interest rate basis	three-month LIBOR plus a spread of 260 basis points	three-month LIBOR plus a spread of 260 basis points	three-month LIBOR plus a spread of 260 basis points
Spread on interest rate basis	2.60%	2.60%	2.60%	2.60%	2.60%
Revolving line of credit | Within one year
Short-term and long-term debt
Total financial debt					$ 748,865
Revolving line of credit | Between one year and two years
Short-term and long-term debt
Total financial debt					1,508,757
Revolving line of credit | Between two and three years
Short-term and long-term debt
Total financial debt					777,095
Revolving line of credit | Between three and four years
Short-term and long-term debt
Total financial debt					25,087
Short-term working capital facility with Citibanamex
Short-term and long-term debt
Financial debt excluding accrued interest		$ 948,354	$ 406,330		461,260
Total financial debt					$ 463,394
Interest rate basis				TIIE 28 days plus a 90 basis points
Spread on interest rate basis	0.90%	0.90%	0.90%	0.90%	0.90%
Short-term working capital facility with Citibanamex | Within one year
Short-term and long-term debt
Total financial debt					$ 463,394
Short-term working capital facility with Bank of America
Short-term and long-term debt
Financial debt excluding accrued interest			$ 309,960
Interest rate basis			one-month LIBOR plus 160 basis points
Spread on interest rate basis			1.60%